Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Abstract]
Balance, Number of shares	293,238,858	293,238,858
Shareholders’ capital	$ 2,319,293	$ 2,319,293